Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000145024 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.78%
C000145024 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	23.99%
C000145024 | International Equity
Holdings [Line Items]
Percent of Net Asset Value	20.86%
C000145024 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000145024 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000145024 | Alternatives
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000145024 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000145024 | SPACs
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000145024 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	75.01%
C000145024 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.57%
C000145024 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000145024 | U.S. Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000145024 | Closed-End Funds - Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145024 | Business Development Companies
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000145024 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000145024 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037794 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.78%
C000037794 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	23.99%
C000037794 | International Equity
Holdings [Line Items]
Percent of Net Asset Value	20.86%
C000037794 | Cash
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000037794 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000037794 | Alternatives
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000037794 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000037794 | SPACs
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000037794 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	75.01%
C000037794 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.57%
C000037794 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000037794 | U.S. Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000037794 | Closed-End Funds - Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000037794 | Business Development Companies
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000037794 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000037794 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000095455 | Cash
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000095455 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.78%
C000095455 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000095455 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000095455 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	18.56%
C000095455 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000095455 | US Government
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000095455 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000095455 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000095455 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000095455 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000095455 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000095455 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000095455 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000095455 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095455 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000095455 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000095455 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000095455 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.62%
C000095455 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	31.21%
C000095455 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.17%
C000095454 | Cash
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000095454 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.78%
C000095454 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000095454 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	19.26%
C000095454 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	18.56%
C000095454 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000095454 | US Government
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000095454 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	7.27%
C000095454 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000095454 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000095454 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000095454 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000095454 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000095454 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000095454 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095454 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000095454 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000095454 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000095454 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.62%
C000095454 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	31.21%
C000095454 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.17%
C000119956 | Cash
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000119956 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000119956 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119956 | US Government
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000119956 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119956 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	58.87%
C000119956 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119956 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000119956 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000119956 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	20.89%
C000119956 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000119956 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000119956 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000119956 | Global Bank Loan/High Yield Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	86.64%
C000119955 | Cash
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000119955 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000119955 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119955 | US Government
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000119955 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000119955 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	58.87%
C000119955 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119955 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000119955 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000119955 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	20.89%
C000119955 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000119955 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000119955 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	13.36%
C000119955 | Global Bank Loan/High Yield Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	86.64%